Statements of Consolidated Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 41,505	$ 755	$ 19,171
Other income	7,712	8,438	6,553
Total revenues and other income	49,217	9,193	25,725
Operating expenses
Cost of revenue	0	(737)	(1,772)
Research and development expenses	(90,536)	(87,646)	(97,501)
Selling, general and administrative expenses	(19,085)	(16,812)	(17,494)
Other operating income (expenses)	849	(1,300)	1,377
Total operating expenses and other operating income	(108,771)	(106,495)	(115,390)
Operating income (loss)	(59,554)	(97,302)	(89,666)
Financial income	44,407	21,479	8,880
Financial expenses	(21,614)	(40,642)	(17,815)
Net Financial gain (loss)	22,793	(19,163)	(8,935)
Income tax	0	(371)	(87)
Income (loss) from continuing operations	(36,761)	(116,835)	(98,688)
Income (loss) from discontinued operations	0	8,392	(15,345)
Net income (loss)	(36,761)	(108,443)	(114,034)
Attributable to shareholders of Cellectis	(36,761)	(101,059)	(106,139)
Attributable to non-controlling interests	$ 0	$ (7,384)	$ (7,894)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis, per share ( $ /share)	$ (0.41)	$ (1.77)	$ (2.33)
Diluted net income (loss) attributable to shareholders of Cellectis, per share ( $ /share)	(0.41)	(1.77)	(2.33)
Basic net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	0	0.28	(0.16)
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	$ 0	$ 0.28	$ (0.16)